LEASES (Details 6) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating lease right of use assets	$ 236,123	$ 391,651
lease cost	$ 237,788	$ 373,705
Minimum
Operating leases terms	1 year
Current opearating leases terms	1 year
Maximum
Operating leases terms	3 years
Current opearating leases terms	2 years